SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025 $ / shares	Jan. 15, 2025 $ / shares	Jul. 15, 2024 $ / shares	Aug. 21, 2023	Jun. 30, 2025 $ / shares	Jun. 30, 2025 € / shares	Jun. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 € / shares	Jul. 14, 2024 $ / shares	Jun. 30, 2024 € / shares
IfrsStatementLineItems [Line Items]
Par value per share | € / shares													€ 1
Reverse share splits, description	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75	1-for-22
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5,
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share								$ 0.0001				$ 0.0001
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.000000000000041	$ 4.70250014886352	$ 0.165		0.000000000000287		$ 0.00000000000001	$ 0.165			$ 0.0022
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)								0.0001	€ 1.00						€ 1
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share								$ 0.00000000000001